Summary of Significant Accounting Policies (Policies) - EBP 013	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Presentation	Basis of Presentation The financial statements have been prepared on the accrual basis of accounting.
Use of Estimates

Use of Estimates

The preparation of the financial statements and accompanying notes in conformity with U.S. generally accepted accounting principles requires the Plan’s management to make estimates and assumptions that affect the amounts reported. Actual results could differ from those estimates.

Master Trust

Master Trust

The investments of the Plan are pooled with the investments of the Ashland Employee Savings Plan, the Ashland Union Employee Savings Plan and the Pharmachem Profit Sharing Plan in a master trust pursuant to an amended agreement between Fidelity Management Trust Company, the Trustee, and Ashland - Ashland Inc Savings Plan Master Trust (the Master Trust), effective October 1, 2012.

Investments

Investments

The Plan’s investment in the Master Trust is stated at fair value based on the fair value of the underlying investments of the Master Trust. These investments are determined primarily by quoted market prices (see Note E).

Investment Contracts

Investment Contracts

Investment contracts held by a defined contribution plan are required to be reported at fair value, except for fully benefit-responsive investment contracts. Contract value is the relevant measure for the portion of the net assets available for benefits of a defined contribution plan attributable to fully benefit-responsive investment contracts because contract value is the amount participants normally would receive if they were to initiate permitted transactions under the terms of the Plan.

Income and Expense Recognition

Income and Expense Recognition

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation (depreciation) includes the Master Trust’s gains and losses on investments bought and sold as well as held during the year. This activity is presented as “Plan interest in Ashland Inc Savings Plan Master Trust investment income” on the Statement of Changes in Net Assets Available for Benefits.

Payment of Benefits	Payment of Benefits Benefits are recorded when paid.
Administrative Expenses

Administrative Expenses

Investments advisory, legal and audit fees are split evenly by the participants and Ashland. Participants pay loan initiation and maintenance fees, short-term redemption fees and overnight charges. Recordkeeping and certain other fees are paid by the participants through a fixed, per person account charge.